LAZARD RETIREMENT SERIES, INC.
                              30 Rockefeller Plaza
                            New York, New York 10112


May 3, 1999
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Lazard Retirement Series, Inc. (the "Fund")
         Registration File Nos. 333-22309; 811-08071

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Fund's Registration Statement, which is the Fund's most recent amendment to its Registration Statement; and

     (2) the text of Post-Effective Amendment No. 3 to the Fund's Registration Statement was filed electronically on April 21, 1999.


LAZARD RETIREMENT SERIES, INC.


By: /S/WILLIAM G. BUTTERLY, III
   --------------------------------
    William G. Butterly, III,
    Vice President and Secretary